Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Abstract]
Discount rate	1.08%	1.40%
Rate of future salary increase	3.50%	3.50%